13

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

       Dreyfus Variable Investment Fund, Inc.
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:  33-13690

4(a).     Last day of fiscal year for which this notice is filed:

          December 31, 1998

4(b).     [   ] Check box if this Form is being filed late (i.e. more than
          90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [   ] Check box if this is the last time the issuer will be
          filing this Form.

Balanced Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $33,015,171
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $21,250,964
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$21,250,964
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $11,764,207
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$3,270.45
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  3,270.45
                                                              =============

Capital Appreciation Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $441,433,336
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $121,428,269
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $      -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$121,428,269
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $320,005,067
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$  88,961.41
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            =$88,961.41
                                                              =============

Disciplined Stock Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $71,497,565
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $5,053,929
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $      -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 5,053,929
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $66,443,636
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $( -0- )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 18,471.33
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  18,471.33
                                                              =============

Growth and Income Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $109,712,362
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $80,895,666
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $      -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$80,895,666
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $28,816,696
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$8,011.04
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  8,011.04
                                                              =============


International Equity Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $10,270,082
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $4,762,682
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$4,762,682
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $5,507,400
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$1,531.06
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  1,531.06
                                                              =============

International Value Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $15,337,494
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $13,789,635
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$13,789,635
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 1,547,859
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$    430.30
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     430.30
                                                              =============



Limited Term High Income Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $67,634,076
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $8,281,472
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 8,281,472
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $59,352,604
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$16,500.02
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  16,500.02
                                                              =============

Money Market Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $102,429,772
          during the fiscal year pursuant to              ---------------
          section 24(f):


     (ii) Aggregate price of securities redeemed or  $78,031,019
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $      -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  78,031,019
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $   24,398,753
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$6,782.85
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  6,782.85
                                                              =============

Quality Bond Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $52,519,949
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $16,743,853
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$16,743,853
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $35,776,096
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$ 9,945.75
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  9,945.75
                                                              =============



Small Cap Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $231,768,697
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $188,132,272
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$188,132,272
          Items 5(ii) and 5(iii):                          --------------


      (v) Net Sales - if Item 5(I) is greater than   $ 43,636,425
          Item 5(iv) [subtract Item 5(iv) from Item  ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$12,130.93
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  12,130.93
                                                              =============

Small Company Stock Portfolio`
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $15,215,373
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $5,877,575
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $      -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$5,877,575
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $9,337,798
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------

   (viii) Registration fee due (multiply Item 5(v)    =$2,595.91
          by Item 5(vii) (enter "0" if no fee is        ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  2,595.91
                                                              =============

Special Value Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $14,801,544
          during the fiscal year pursuant to              ---------------
          section 24(f):


     (ii) Aggregate price of securities redeemed or  $12,454,202
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add    -$12,454,202
          Items 5(ii) and 5(iii):                    --------------



      (v) Net Sales - if Item 5(I) is greater than   $ 2,347,342
          Item 5(iv) [subtract Item 5(iv) from Item   ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000278
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$  652.56
          by Item 5(vii) (enter "0" if no fee is     ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  652.56
                                                              =============

Zero Coupon 2000 Porfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $11,577,596
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $8,710,872
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $      -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$8,710,872
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $2,866,724
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  796.95
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   796.95
                                                              =============


TOTAL FOR ALL:                                            =$  170,080.56
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /S/Michael Petrucelli, Vice President


     Date:


* Please print the name and title of the signing officer below the signature.